Cover Page Cover Page	Sep. 28, 2026
Cover [Abstract]
Title of 12(b) Security	Common Stock, $0.001 par value
Entity Central Index Key	0001357615
Entity Incorporation, State or Country Code	DE
Document Period End Date	Sep. 28, 2026
Document Type	8-K
Entity Registrant Name	KBR, Inc.
Entity File Number	001-33146
Entity Tax Identification Number	20-4536774
Entity Address, Address Line One	601 Jefferson Street
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	753-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Trading Symbol	KBR
Security Exchange Name	NYSE